Non-current provisions and other non-current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 912,848	€ 1,048,473
Development of provisions
Provisions for share based plans	40,035	24,820
Provisions for accrued severance payments	7,976	6,831
Miscellaneous non-current liabilities
Put option liabilities	491,910	690,567
Variable payments outstanding for acquisitions	6,806	24,666
Other	39,969	427
Other non-current financial liabilities	538,685	715,660
Labor Expense non-current	121,731	105,186
Deferred Income	34,018	13,872
Other	21,898	38,458
Other non-current liabilities	177,647	157,516
Non-current provisions
Development of provisions
Provisions at beginning of period	175,297
Foreign currency translation	7,854
Changes in consolidation group	(1,487)
Utilized	(3,713)
Reversed	(4,533)
Additions	41,215
Reclassifications	(18,117)
Provisions at end of period	196,516
Non-current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	113,617
Foreign currency translation	7,069
Reclassifications	(3,838)
Provisions at end of period	116,848
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	38,533
Foreign currency translation	1,075
Changes in consolidation group	(2,004)
Utilized	(2,608)
Reversed	(2,665)
Additions	33,658
Reclassifications	(12,921)
Provisions at end of period	53,068
Non-current provisions | Asset retirement obligations
Development of provisions
Provisions at beginning of period	12,311
Foreign currency translation	(234)
Changes in consolidation group	545
Utilized	(486)
Reversed	(216)
Additions	1,046
Provisions at end of period	12,966
Non-current provisions | Interest payable related to income taxes
Development of provisions
Provisions at beginning of period	3,989
Foreign currency translation	89
Additions	852
Provisions at end of period	4,930
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	6,847
Foreign currency translation	(145)
Changes in consolidation group	(28)
Utilized	(619)
Reversed	(1,652)
Additions	5,659
Reclassifications	(1,358)
Provisions at end of period	8,704
1 - 3 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	657,027	627,411
1 - 3 years | Increase (decrease) due to adjustments of prior periods
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities		297,035
3 - 5 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	137,435	274,085
Over 5 Years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 118,386	146,977
Over 5 Years | Increase (decrease) due to adjustments of prior periods
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities		€ 56,081